ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Trade accounts receivable	$26,337,418	$23,403,393
Less: allowance for expected credit losses	(4,986,337)	(3,768,902)
Accounts receivable, net	$21,351,081	$19,634,491
Current portion	$18,011,916	$15,327,945
Non-current portion	$3,339,165	$4,306,546

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movement of allowance of for expected credit losses for the six months ended March 31, 2026 and 2025 was as follows:

	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$3,768,902	$2,393,968
Addition during the six-month period	1,100,734	1,626,922
Exchange differences	116,701	(56,962)
Balance at end of the period	$4,986,337	$3,963,928